Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Sep. 30, 2012 Facility Closing	Feb. 29, 2012 San Diego sqft	Dec. 31, 2011 Cost Of Revenues	Dec. 31, 2010 Cost Of Revenues	Sep. 30, 2012 Cost Of Revenues	Sep. 30, 2011 Cost Of Revenues	Jun. 30, 2011 Cost Of Revenues	Jun. 30, 2010 Cost Of Revenues	Jun. 30, 2009 Cost Of Revenues	Sep. 30, 2012 Office Space sqft Y	Nov. 08, 2012 Office Space Subsequent Event Y sqft
Operating Leased Assets [Line Items]
Rent expense	$ 1.2	$ 0.5	$ 3.0	$ 2.3	$ 2.3	$ 1.1	$ 0.9			$ 3.7	$ 2.1	$ 9.2	$ 4.4	$ 4.8	$ 2.7	$ 1.3
Termination fee				0.7	0.7
Area of building under lease									94,543								43,590	148,704
Approximated amount for minimum operating lease commitments			10.2						13.7								10.5	48.8
Operating lease period																	10.5	11
Office space leased area for first year																	17,857
Cease-use loss			0.2
Facility exit obligation			$ 3.0					$ 3.0